Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accrued expenses and other current liabilities
Deposits		¥ 14,619,420	¥ 12,870,155	¥ 9,787,387
Salary and welfare		5,037,530	3,952,163	3,131,752
Rental fee payables		332,893	653,105	400,632
Internet data center fee		614,712	387,478	212,143
Liabilities for return allowances		425,135	363,191
Accrued administrative expenses		368,821	318,012	185,876
Professional fee		268,054	122,930	59,802
Vehicle fee		190,289	114,576	69,042
Interest payable		43,598	44,449	84,807
Payable related to employees' exercise of share-based awards		403,398	42,979	152,177
Others		2,352,330	1,423,642	1,034,222
Total	$ 3,541,639	¥ 24,656,180	¥ 20,292,680	¥ 15,117,840